39) Transactions with related parties (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Assets
Loans and advances to banks		R$ 186,504	R$ 577,906
Securities and derivative financial instruments		712,258	308,570
Loans and other assets		454,421	198,525
Liabilities
Customer and financial institution resources		2,951,628	5,712,955
Securities and subordinated debt securities		12,182,692	14,589,013
Derivative financial instruments		32,219	7,264
Other liabilities	[1]	12,022,547	11,890,139
Shareholders of the parent [Member]
Assets
Loans and advances to banks	[2]
Securities and derivative financial instruments	[2]	62,326	20,721
Loans and other assets	[2]	16	9
Liabilities
Customer and financial institution resources	[2]	2,129,974	2,137,714
Securities and subordinated debt securities	[2]	11,480,275	13,697,802
Derivative financial instruments	[2]	32,219
Other liabilities	[1],[2]	1,195,928	217,765
Associates and Jointly controlled companies [Member]
Assets
Loans and advances to banks	[3]	186,504	577,906
Securities and derivative financial instruments	[3]	649,932	287,849
Loans and other assets	[3]	334,746	109,766
Liabilities
Customer and financial institution resources	[3]	677,839	3,181,766
Securities and subordinated debt securities	[3]
Derivative financial instruments	[3]		7,264
Other liabilities	[1],[3]	10,808,025	11,665,639
Key management personnel of entity or parent [member]
Assets
Loans and advances to banks	[4]
Securities and derivative financial instruments	[4]
Loans and other assets	[4]	119,659	88,750
Liabilities
Customer and financial institution resources	[4]	143,815	393,475
Securities and subordinated debt securities	[4]	702,417	891,211
Derivative financial instruments	[4]
Other liabilities	[1],[4]	R$ 18,594	R$ 6,735

[1]	It includes interest on equity and dividends payable;
[2]	Cidade de Deus Cia. Coml. de Participacoes, Fundacao Bradesco, NCF Participacoes S.A., BBD Participacoes S.A. and Nova Cidade de Deus Participacoes S.A.;
[3]	Companies listed in Note 26;
[4]	Members of the Board of Directors and the Board of Executive Officers;